Related party disclosure (Detail 13) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial instruments bought by pension funds
UBS shares (in thousands of shares)	907	1,758
UBS debt instruments (par values)	$ 37	$ 28
Financial instruments sold by pension funds or matured
UBS shares (in thousands of shares)	1,688	2,605
UBS debt instruments (par values)	$ 40	$ 6
UBS shares held by post-employment benefit plans
Number of shares (in thousands of shares)	14,073	14,854
Fair value	$ 252	$ 210
UBS AG
Financial instruments bought by pension funds
UBS shares (in thousands of shares)	847	1,677
UBS AG debt instruments (par values)	$ 22	$ 16
Financial instruments sold by pension funds or matured
UBS shares (in thousands of shares)	1,505	2,556
UBS AG debt instruments (par values)	$ 22	$ 4
UBS shares held by post-employment benefit plans
Number of shares (in thousands of shares)	13,456	14,112
Fair value	$ 241	$ 199